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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

P. O. Box 32760, Louisville, Kentucky 40232-2760
(Address of principal executive offices)   (Zip code)

Joseph C. Curry, Jr.	Carol Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P. O. Box 32760	780 North Water Street
Louisville, Kentucky 40232-2760	Milwaukee, Wisconsin 53202

(Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.

     The Semi-Annual Report to Shareholders follows.

March 22, 2010

Dear Shareholders:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. (“HLGF” or the “Fund”) for the six months ended February 28, 2010.

The Federal Reserve (the “Fed”) last met March 16, 2010 and left the federal funds rate unchanged. The federal funds rate is the rate charged on overnight loans between banks. This rate has been left unchanged since the Fed’s meeting held December 16, 2008 when the federal funds rate was lowered to a target range of 0% – .25%, the lowest level on record. In its accompanying policy statement, the Fed noted the economy is improving but signaled it will be several more months before short term rates are raised from their near zero level. Low inflation, improving growth and more normal credit markets have enabled the Fed to unwind many of its emergency rescue programs while putting off raising rates. The Fed will complete its purchases of mortgage-backed securities by the end of March as planned. Many economists believe that program played an important role in preventing a much deeper recession. The purchases increased the value of those securities while driving down mortgage interest rates. The Dow Jones Industrial Average (“DJIA”) closed at a low of 6,547 on March 9, 2009 just days before the Fed initiated its mortgage-backed securities purchase program. Rates on mortgages haven’t risen yet in anticipation of the end of the purchase program.

Markets reacted positively to the Fed’s decision to leave the federal funds rate unchanged at its historic low of near zero with the DJIA nearing an 18 month peak on the Wednesday following the Fed’s announcement. Gains on the day of the announcement and following day left the NASDAQ and S&P 500 at or near 18 month highs as well.

With the end of the mortgage-backed securities purchase program in sight, attention at the Fed will be focused on when to raise rates. In its accompanying policy statement, the Fed repeated its year old statement pledging to keep short-term rates “exceptionally low for an extended period”. Fed officials have begun discussions on how and when to change that wording to signal rate increases could be coming. If the Fed raises rates too soon or by too much, it could hurt the economic recovery but if it leaves rates too low for too long, it could fuel inflation.

The Federal Reserve Act of 1977 mandates that the Fed promote both stable prices and maximum employment. The jobless rate is hovering around 10% while inflation is seemingly subdued. The Fed emphasized the importance of labor market weakness noting in its policy statement that employers remain reluctant to add to payrolls. Those wondering when and how quickly the Fed will raise interest rates need to focus on changes in the unemployment rate as the Fed is focused on getting the economy closer to its mandate of maximum employment before raising rates. The risk is that in the mean time it will lose control of stable prices.

The Securities and Exchange Commission (“SEC”) has adopted various amendments to Rule 2a-7 and other rules relating to money market funds under the Investment Company Act of 1940. These amendments are part of an ongoing effort to strengthen money market fund regulation and further protect shareholders and come in response to issues that became apparent following the inability of The Reserve Fund to redeem its shares at $1.00 in September 2008. These new rules tighten maturity and credit quality standards and add new liquidity standards. Compliance with these new rules is being phased in throughout the year. In a speech given by SEC Commissioner Luis Aguilar, he stated that “It was with investors in mind that I supported the amendments to Rule 2a-7 . . . the changes are designed to fortify and strengthen the entire money market fund framework by making funds more resilient in the face of credit, liquidity, and interest rate risk.”

It is important to note that compliance with these new rules and requirements does not necessitate a change to your Fund’s investment strategy. HLGF will be compliant with all the new rules and requirements as they are phased in.

HLGF currently invests exclusively in high quality, short term securities issued by certain government sponsored enterprises, primarily the Federal Home Loan and Federal Farm Credit Banks as well as certain corporate floating rate notes. The corporate floating rate notes the Fund owns were issued under the Debt Guarantee Program of the Federal Deposit Insurance Corporation as part of it Temporary Liquidity Guarantee Program. These securities are backed by the full faith and credit of the United States. A schedule of investments as of February 28, 2010 is shown in this report beginning on page four and the portfolio allocation as of the same date is shown here:

Portfolio Allocation1

1 As a percentage of total investments at February 28, 2010. Investments are subject to change daily.

Please see the note to these financial statements titled “Subsequent Event” for important information regarding your investment in the Fund.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and take the responsibility of managing your investment seriously.

JOSEPH C. CURRY, JR.	DIANNA P. WENGLER
President	Senior Vice President and Treasurer

UNDERSTANDING YOUR FUND’S EXPENSES—(UNAUDITED)

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund’s expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Expenses. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period September 1, 2009 to February 28, 2010. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund’s actual expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Net Annualized Expense Ratio	Expenses Paid During Period*

Actual Fund Return	$1,000.00	$1,000.05	.28%	$1.39
Hypothetical 5% Return	$1,000.00	$1,023.40	.28%	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period; multiplied by 181/365 (to reflect the one-half year period).

INFORMATION ABOUT PROXY VOTING BY THE FUND—(UNAUDITED)

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

INFORMATION ABOUT THE FUND’S PORTFOLIO HOLDINGS—(UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
February 28, 2010

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES*—81.7%***
$20,000,000	Federal Home Loan Bank	0.142%		03/01/10		$20,000,000
43,115,000	Federal Farm Credit Bank	0.061		03/01/10		43,115,000
25,000,000	Federal Farm Credit Bank	0.830	(a)	03/01/10	(b)	25,000,000
30,000,000	Federal Farm Credit Bank	0.750	(a)	03/01/10	(b)	30,000,000
45,000,000	Federal Farm Credit Bank	0.360	(a)	03/01/10	(b)	45,000,000
50,000,000	Federal Farm Credit Bank	0.350	(a)	03/01/10	(b)	49,962,014
8,000,000	Federal Home Loan Bank	0.257	(a)	03/02/10	(b)	7,999,961
25,000,000	Federal Home Loan Bank	0.041		03/02/10		24,999,972
20,000,000	Federal Home Loan Bank	0.056		03/03/10		19,999,939
55,000,000	Federal Home Loan Bank	0.319	(a)	03/03/10	(b)	55,000,000
25,000,000	Federal Home Loan Bank	0.056		03/04/10		24,999,896
64,500,000	Federal Farm Credit Bank	0.481	(a)	03/04/10	(b)	64,488,666
25,000,000	Federal Home Loan Bank	0.066		03/05/10		24,999,819
30,000,000	Federal Home Loan Bank	0.051		03/08/10		29,999,708
45,000,000	Federal Home Loan Bank	0.051		03/09/10		44,999,500
25,000,000	Federal Home Loan Bank	0.091		03/10/10		24,999,438
30,000,000	Federal Home Loan Bank	0.051		03/11/10		29,999,583
35,000,000	Federal Home Loan Bank	0.051		03/15/10		34,999,319
30,000,000	Federal Home Loan Bank	0.051		03/16/10		29,999,375
25,000,000	Federal Home Loan Bank	0.101		03/17/10		24,998,889
30,000,000	Federal Home Loan Bank	0.051		03/18/10		29,999,292
70,000,000	Federal Home Loan Bank	0.106		03/19/10		69,996,325
54,000,000	Federal Farm Credit Bank	0.319	(a)	03/20/10	(b)	54,032,034
30,000,000	Federal Home Loan Bank	0.061		03/22/10		29,998,950
30,000,000	Federal Home Loan Bank	0.051		03/23/10		29,999,083
20,000,000	Federal Home Loan Bank	0.112		03/24/10		19,998,594
18,300,000	Federal Home Loan Bank	0.141	(a)	03/26/10	(b)	18,297,093
25,000,000	Federal Home Loan Bank	0.081		03/29/10		24,998,444
30,000,000	Federal Home Loan Bank	0.051		03/30/10		29,998,792
20,000,000	Federal Home Loan Bank	0.101		03/31/10		19,998,333
25,000,000	Federal Home Loan Bank	0.096		04/05/10		24,997,691
90,000,000	Federal Home Loan Bank	0.151	(a)	04/13/10	(b)	90,006,512
35,000,000	Federal Home Loan Bank	0.086		04/14/10		34,996,364
28,000,000	International Bank of Reconstruction	0.122		04/15/10		27,995,800
	and Development
78,000,000	Federal Home Loan Bank	0.201	(a)	04/15/10	(b)	77,997,677
25,000,000	Federal Home Loan Bank	0.086		04/16/10		24,997,285
30,000,000	Federal Home Loan Bank	0.122		04/21/10		29,994,900

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS—continued
(UNAUDITED)
February 28, 2010

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES*—81.7%***—(continued)
$33,600,000	Federal Farm Credit Bank	0.099	%(a)	04/23/10	(b)	$ 33,596,420
90,000,000	Federal Home Loan Bank	0.179	(a)	04/27/10	(b)	89,999,294
55,000,000	Federal Home Loan Bank	0.199	(a)	04/28/10	(b)	55,002,987
25,000,000	Federal Farm Credit Bank	0.230	(a)	05/04/10	(b)	24,999,150

	TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost—$1,497,462,099)					1,497,462,099

	FDIC GUARANTEED CORPORATE FLOATING RATE NOTES**—18.3%***
22,000,000	Bank of America NA	0.546	(a)	07/29/10	(b)	22,034,423
42,000,000	Citigroup Funding Inc.	0.591	(a)	07/30/10	(b)	42,019,215
30,000,000	Bank of America NA	0.659	(a)	09/13/10	(b)	30,018,688
48,600,000	American Express Bank, FSB	1.126	(a)	12/10/10	(b)	48,881,669
17,500,000	KeyCorp	1.279	(a)	12/15/10	(b)	17,521,921
10,000,000	SunTrust Bank	1.274	(a)	12/16/10	(b)	10,011,843
64,400,000	General Electric Capital Corp.	0.728	(a)	03/11/11	(b)	64,486,521
20,000,000	Goldman Sachs Group Inc.	0.709	(a)	03/15/11	(b)	20,048,867
22,000,000	Goldman Sachs Group Inc.	0.714	(a)	11/09/11	(b)	22,068,707
58,000,000	General Electric Capital Corp.	1.563	(a)	12/09/11	(b)	58,882,773

	TOTAL FDIC GUARANTEED CORPORATE FLOATING RATE NOTES
	(at amortized cost—$335,974,627)					335,974,627

	TOTAL INVESTMENTS—100.0%
	(at amortized cost—$1,833,436,726****)					1,833,436,726

	OTHER ASSETS LESS LIABILITIES—0.0%					294,210

	NET ASSETS—100.0%					$1,833,730,936

*	Obligations of U.S. Government sponsored enterprises are not issued or guaranteed by the United States Treasury.
**	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) and is backed by the full faith and credit of the United States. Details of the TLGP can be found on the FDIC’s website, www.fdic.gov/tlgp.
***	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
****	Also represents cost for federal income tax purposes.
(a)	Floating or variable rate security. The interest rate shown is the rate in effect as of February 28, 2010.
(b)	The maturity date shown is either the readjustment date of the interest rate or the stated maturity date on the security.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
February 28, 2010

ASSETS
Investments, (at amortized cost which approximates fair value)
(identified and tax cost—$1,833,436,726)	$1,833,436,726
Cash	745
Interest receivable	577,461
Prepaid expenses	65,357

TOTAL ASSETS	1,834,080,289

LIABILITIES
Dividends payable	6,607
Due to affiliates—Note B
Shareholder services fee	246,104
Accrued directors’ fees	3,302
Accrued expenses	93,340

TOTAL LIABILITIES	349,353

NET ASSETS	$1,833,730,936

Shares of beneficial interest outstanding	1,833,730,936

Net asset value, offering and redemption price per share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)
For the six months ended February 28, 2010

INVESTMENT INCOME
Interest	$2,750,352

EXPENSES
Investment advisory fee—Note B	2,695,483
Shareholder services fee—Note B	2,009,028
Administration services fee—Note B	1,717,597
Printing and other expenses	178,242
Custodian fees and expenses	124,760
Directors’ fees	52,500
Insurance expense	42,182
Professional fees	41,420
Registration fees	34,125
Transfer agent fees and expenses	22,510

Total expenses	6,917,847

Waiver of investment advisory fee—Note B	(2,695,483)
Waiver of administration services fee—Note B	(1,425,168)
Waiver of shareholder services fee—Note B	(142,266)

Total waivers	(4,262,917)

Total net expenses	2,654,930

Net investment income	95,422

Net increase in net assets resulting from operations.	$95,422

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended February 28, 2010 (UNAUDITED)	For the year ended August 31, 2009

FROM OPERATIONS
Net investment income	$95,422	$14,982,471

Net increase in net assets resulting from operations	95,422	14,982,471

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(95,422)	(14,982,471)

Total dividends	(95,422)	(14,982,471)

FROM CAPITAL SHARE TRANSACTIONS
Net capital share transactions (at $1.00 per share)—Note C	(170,425,906)	329,486,997

NET ASSETS
Beginning of period	2,004,156,842	1,674,669,845

End of period	$1,833,730,936	$2,004,156,842

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
FINANCIAL HIGHLIGHTS

The following table includes selected data for a share of capital stock outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	For the six months ended February 28, 2010 (UNAUDITED)		For the years ended August 31,

			2009		2008	2007	2006	2005

Net asset value, beginning
of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	—	*(a)	0.01	(a)	0.03	0.04	0.04	0.02	(a)

Total from investment
operations	—	*	0.01		0.03	0.04	0.04	0.02

Less distributions:
From net investment
income	(—	)*	(0.01)		(0.03)	(0.04)	(0.04)	(0.02)

Total distributions	(—	)*	(0.01)		(0.03)	(0.04)	(0.04)	(0.02)

Net asset value, end of
period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total investment return	0.01%		0.79%		2.82%	4.56%	3.70%	1.70%

SUPPLEMENTAL DATA
Net assets, end of period
(000’s omitted)	$1,833,731		$2,004,157		$1,674,670	$1,643,031	$1,396,088	$1,378,492

RATIOS TO AVERAGE NET ASSETS
Operating expenses	0.28	%**(b)	0.58	%(c)	0.74%	0.76%	0.80%	0.79	%(d)
Net investment income	0.01	%**(b)	0.75	%(c)	2.76%	4.47%	3.64%	1.69	%(d)

(a)	Net of voluntary investment advisory, shareholder and administration services fee waivers by the Adviser.
(b)	Net of voluntary investment advisory, shareholder and administration services fee waivers by the Adviser. If the Fund had paid the full investment advisory, shareholder and administration services fees, the annualized ratios of expenses and net investment income (loss) to average net assets would have been 0.73% and (0.44)% respectively, for the six months ended February 28, 2010.
(c)	Net of voluntary investment advisory and administration services fee waivers by the Adviser. If the Fund had paid the full investment advisory fee and administration services fees, the ratios of expenses and net investment income to average net assets would have been 0.73% and 0.60% respectively, for the year ended August 31, 2009.
(d)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at 0.79% and 1.69% respectively, for the year ended August 31, 2005.
*	Amount less than $0.005.
**	Annualized

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
February 28, 2010

NOTE A—SIGNIFICANT ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

In June 2009, the Financial Accounting Standards Board (“FASB”) established Accounting Standards Codification (“ASC”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”). The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

Security Valuation: The Fund employs the amortized cost method of security valuation which approximates fair value for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the “Board”) monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS—continued
(UNAUDITED)
February 28, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments at February 28, 2010.

Level 2

U.S. Government Sponsored Enterprises	$1,497,462,099
FDIC Guaranteed Corporate Floating Rate Notes	335,974,627

Total	$1,833,436,726

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s tax returns for each of the four years ended August 31, 2009 are subject to such review.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared and recorded as a dividend payable to shareholders of record daily and is paid monthly. There is no difference between book basis and tax basis of distributable earnings. The tax character of distributions paid during 2009 and 2008 was as follows:

	For the years ended August 31,

	2009	2008

Distributions paid from ordinary income	$14,982,471	$47,712,472

Total distributions	$14,982,471	$47,712,472

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Event: Management has evaluated subsequent events through the date the financials were issued. On March 18, 2010, the Board of Directors of the Fund approved the reorganization of the Fund into Government Cash Series (the “Federated Fund”), a series of Cash Trust Series, Inc. Federated Investment Management Company is the investment adviser to the Federated Fund. The reorganization, which does not require shareholder approval, is expected to qualify as a tax-free reorganization and be completed on or about July 23, 2010. Shareholders as of the record date will receive a prospectus/information statement which describes in detail the Federated Fund and the terms of the reorganization.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS—continued
(UNAUDITED)
February 28, 2010

NOTE B—INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

Under the investment advisory agreement with J.J.B. Hilliard, W.L. Lyons, LLC (the “Adviser”), supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund’s investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund’s Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee at the annual rates of 1/2 of 1% on the first $200 million of average daily net assets, 3/8 of 1% on the next $100 million of average daily net assets, and 1/4 of 1% on the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, all brokers’ commissions and other normal charges incident to the purchase and sale of portfolio securities, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% on the first $30 million of average daily net assets and 1% on the average daily net assets over $30 million. There was no reimbursement required for the six months ended February 28, 2010. The Adviser voluntarily agreed to waive a portion of its advisory fee beginning January 15, 2009. The Adviser may discontinue or modify any such waiver at its discretion. For the six months ended February 28, 2010, the Adviser waived the full amount of its advisory fee earned of $2,695,483.

The Fund has entered into a separate Omnibus Account Agreement (the “Omnibus Agreement”) with the Adviser to provide shareholder and administration services to the Fund. Under the Omnibus Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Omnibus Agreement, the Adviser receives a shareholder services fee from the Fund at the annual rate of 25 basis points on the first $1.25 billion of average daily net assets, 15 basis points on the next $250 million of average daily net assets, 13 basis points on the next $500 million of average daily net assets, 10 basis points on the next $250 million of average daily net assets and 5 basis points on average daily net assets exceeding $2.25 billion. The Adviser also receives an administration services fee from the Fund at the annual rate of 18 basis points on the Fund’s average daily net assets. Such fees are accrued daily and paid monthly. The Adviser voluntarily agreed to waive a portion of its shareholder services fee beginning November 10, 2009 and administration services fee beginning August 10, 2009. The Adviser may discontinue or modify any such waivers at its discretion. For the six months ended February 28, 2010, the Adviser earned $2,009,028 before the voluntary waiver of $142,266 for the shareholder services fee and $1,717,597 before the voluntary waiver of $1,425,168 for the administration services fee. At February 28, 2010, the Fund owed the Adviser $246,104 for the shareholder services fee, net of the voluntary waiver. At February 28, 2010, the Adviser was voluntarily waiving the full amount of its administration services fee.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS—continued
(UNAUDITED)
February 28, 2010

The Fund pays each director not affiliated with the Adviser an annual fee plus a fee for each meeting of the board or committee of the board attended. Total fees paid to directors for the six months ended February 28, 2010 were $52,500. Transfer agent fees are paid to State Street Bank & Trust Co.

Certain officers of the Fund are also officers of the Adviser.

NOTE C—CAPITAL STOCK

At February 28, 2010, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,833,730,936. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

	For the six months ended February 28, 2010	For the year ended August 31, 2009

Shares sold	2,398,966,587	5,679,122,320
Shares issued to shareholders from reinvestment of dividends	95,302	15,770,741
Less shares repurchased	(2,569,487,796)	(5,365,406,064)

Net increase (decrease) in capital shares	(170,425,906)	329,486,997

NOTE D—INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

HILLIARD-LYONS GOVERNMENT FUND, INC.
500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Investment Adviser, Administrator
and Distributor

J.J.B. Hilliard, W.L. Lyons, LLC.
500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400	Hilliard-Lyons Government Fund, Inc. Semi-Annual Report February 28, 2010

Custodian and Transfer Agent

State Street Bank and Trust Company
John Adams Building – 2N
1776 Heritage Drive
North Quincy, Massachusetts 02105

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent
Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS

Lindy B. Street – Chair
William A. Blodgett, Jr.
J. Robert Shine
Gregory A. Wells

OFFICERS
Joseph C. Curry, Jr. – President
Dianna P. Wengler – Senior Vice President
and Treasurer
Edward J. Veilleux – Vice President
and Chief Compliance Officer
Stephanie J. Ferree – Assistant Vice President
and Secretary
Timothy P. Riordan – Assistant Vice President

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ITEM 2. CODE OF ETHICS.

     Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable to open-end investment companies.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940 (the “1940 Act”). Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics. Not Applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President
(Principal Executive Officer)
Date: April 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler
Dianna P. Wengler
Senior Vice President and Treasurer
(Principal Financial Officer)
Date: April 12, 2010

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President
(Principal Executive Officer)
Date: April 12, 2010